UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

SPRUCE HILL SECURITIZATION DEPOSITOR II LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001952779

Spruce Hill Mortgage Loan Trust 2022-SH1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Steven Haber, Associate General Counsel, 203-661-6186
Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SPRUCE HILL SECURITIZATION DEPOSITOR II LLC

Spruce Hill Securitization Sponsor II LLC, as Member and Manager

Date: November 4, 2022	By:	/s/ Andrew Taffet
		Name:	Andrew Taffet
		Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1 – AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary

99.2 – AMC Rating Agency Grades

99.3 – AMC Exception Grades

99.4 – AMC Valuation Summary

99.5 – AMC Data Compare

99.6 – Consolidated Analytics, Inc. (“Consolidated”) Due Diligence Executive Summary

99.7 – Consolidated Exception Grade Report

99.8 – Consolidated Grading Summary Report

99.9 – Consolidated Valuations Summary Report

99.10 – Consolidated Supplemental Data Report

99.11 – Consolidated Data Compare Report